Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018 [1]	Dec. 31, 2017
Cash flows from operating activities
Net loss	€ (62,659)		€ (38,224)	€ (33,530)
Reconciliation of net loss and the cash used for operating activities
Gain or loss on exchange (calculated)	(1,816)		(3,981)	3,159
Amortization and depreciation	4,216		797	532
Provision	192		73	57
Net booked value of scrapped fixed assets	42
Expenses related to share-based payments	1,359		2,449	1,769
Interest expense	484		4	23
Income tax expense (income)	(1)		2	(3)
Change in assets and liabilities in foreign currency	1,144		15	(38)
Operating cash flow before change in working capital	(57,040)		(38,864)	(28,031)
(Increase) decrease in inventories	1,038		(1,219)	(31)
(Increase) decrease in trade and other receivables	(7)		47	142
(Increase) decrease in other current assets	6,150		(8,321)	(1,266)
Increase (decrease) in trade and other payables	5,993		(8)	3,243
Increase (decrease) in other current liabilities	556		508	1,241
Change in working capital	13,730		(8,994)	3,329
Net cash flow used in operating activities	(43,310)		(47,857)	(24,702)
Cash flows from investing activities
Acquisition of property, plant and equipment	(20,117)		(5,635)	(1,664)
Acquisition of intangible assets	(16)		(3)	(25)
Increase in non-current & current financial assets	(119)		(812)	(102)
Decrease in non-current & current financial assets	414
Net cash flow used in investing activities	(19,838)		(6,450)	(1,791)
Cash flows from financing activities
Capital increases, net of transaction costs				177,576
Subscription of warrants	47
Proceeds from borrowings				421
Repayment of borrowings	(738)		(818)	(452)
Allowance received from a lessor	1,866
Repayment of lease debt (IFRS 16)	(978)
Interests received (paid)	(195)
Other change in financial liabilities	38
Net cash flow from (used in) financing activities	40		(818)	177,545
Exchange rate effect on cash in foreign currency	1,910		3,981	(3,183)
Increase (Decrease) in cash and cash equivalents	(61,198)		(51,144)	147,869
Net cash and cash equivalents at the beginning of the period	134,371	[1]	185,514	37,646
Net cash and cash equivalents at the closing of the period	73,173		134,371	185,514	[1]
Cash paid for interest	€ 195		€ 14	€ 115

[1]	See note 2.8.